Loans and Allowance for Loan Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of loans, by major class within Company's loan portfolio
Total loans	$ 865,080	$ 861,213
Loans Receivable
Summary of loans, by major class within Company's loan portfolio
Total loans	865,080	861,213
Loans Receivable | Commercial, financial, and agricultural
Summary of loans, by major class within Company's loan portfolio
Total loans	149,091	154,834
Loans Receivable | Real estate construction - residential
Summary of loans, by major class within Company's loan portfolio
Total loans	16,830	18,103
Loans Receivable | Real estate - construction - commercial
Summary of loans, by major class within Company's loan portfolio
Total loans	33,639	48,822
Loans Receivable | Real estate mortgage - residential
Summary of loans, by major class within Company's loan portfolio
Total loans	256,086	247,117
Loans Receivable | Real estate mortgage - commercial
Summary of loans, by major class within Company's loan portfolio
Total loans	386,238	372,321
Loans Receivable | Installment and other consumer
Summary of loans, by major class within Company's loan portfolio
Total loans	$ 23,196	$ 20,016